Post-employment Benefits (Details 4) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	10	10
Number of inactive participants	4,115	4,170
Total	4,125	4,180
PlanIII [member]
IfrsStatementLineItems [Line Items]
Number of active participants	5,806	6,031
Number of inactive participants	5,379	5,369
Total	11,185	11,400
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	5,687	5,775
Number of inactive participants	8,857	9,059
Number of dependent people	19,925	20,867
Total	34,469	35,701